Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31, 2021	December 31, 2020
Net deferred tax assets – Non-current:
Depreciation	$(70,194)	$(145,749)
Amortization	95,115	21,096
Stock based compensation	4,369,372	1,653,617
Expected income tax benefit from NOL carry-forwards	15,073,606	8,780,233
Less valuation allowance	(19,467,900)	(10,309,197)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of federal statutory income tax rate
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Federal statutory income tax rate	21.0%	21.0%
State tax rate, net of federal benefit	7.1%	6.5%

Change in valuation allowance on net operating loss carry-forwards	(28.1)%	(27.5)%

Effective income tax rate	0.0%	0.0%

Schedule of beginning and ending amount of the unrecognized tax benefit
	2021	2020
Balance at January 1,	$-	$68,000
Additions based on tax positions relating to the current year	-	-
Reductions for tax positions of prior years	-	(68,000)

Balance at December 31,	$-	$-